JPMorgan SmartRetirement Blend 2040 Fund Investment Strategy - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2040 Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2040 Fund is generally intended for investors who plan to retire around the year 2040 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines in its sole discretion that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF. The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity78.60U.S. Large Cap Equity41.51U.S. Mid Cap Equity5.51U.S. Small Cap Equity3.01REITs1.58International Equity19.70Emerging Markets Equity7.29Fixed Income21.40U.S. Fixed Income18.38Inflation Managed0.00High Yield Fixed Income2.37Emerging Markets Debt0.65Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.